General and Administrative Expenses (Details) - General and administrative expenses [Member]	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
General and Administrative Expenses [Line Items]
Costs incurred	$ 23,200,000
Costs accrued	13,500,000	$ 9,600,000
Equity issuance fees	5,700,000
Professional and legal fees	7,900,000	$ 9,600,000
Wages and employee benefits	$ 1,695,906
Number of employees	189	93
Share-based payment expenses	$ 265,558,785
SPAC transaction expenses	$ 76,857,484